13 Financial assets and financial liabilities (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 26,642	R$ 25,264
Balance as of ending	645,866	255,559
Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	60,357	77,829
Restricted Cash [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	16,841	R$ 18,810
Interest rate risk [member] | Floating interest rate [member] | Swap - Liability Position [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (49,165)
Index - % per year	128% CDI
Base rate	R$ 2,832
Interest rate risk [member] | Floating interest rate [member] | Swap - Liability Position [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(369)
Interest rate risk [member] | Floating interest rate [member] | Swap - Liability Position [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	369
Interest rate risk [member] | Floating interest rate [member] | Swap - Liability Position [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(737)
Interest rate risk [member] | Floating interest rate [member] | Swap - Liability Position [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	737
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (75,450)
Index - % per year	CDI
Base rate	R$ 3,395
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(566)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	566
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(1,132)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	1,132
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (45,646)
Index - % per year	CDI
Base rate	R$ 2,113
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(352)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	352
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(704)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	704
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (55,090)
Index - % per year	CDI
Base rate	R$ 2,479
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(413)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	413
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(826)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	826
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (6,750)
Index - % per year	TJLP p.y.
Base rate	R$ 388
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(51)
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	51
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(101)
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	101
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (18,745)
Index - % per year	SELIC
Base rate	R$ 844
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(141)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	141
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(281)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	281
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ (105,306)
Index - % per year	IPCA+4.1%
Base rate	R$ 8,856
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(790)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	790
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(1,580)
Interest rate risk [member] | Floating interest rate [member] | Accounts Payable To Selling Shareholders [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	1,580
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 930,117
Index - % per year	99.22% CDI
Base rate	R$ 41,529
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	6,976
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(6,976)
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	13,952
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(13,952)
Interest rate risk [member] | Floating interest rate [member] | Restricted Cash [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Balance as of ending	R$ 16,841
Index - % per year	96.96% CDI
Base rate	R$ 735
Interest rate risk [member] | Floating interest rate [member] | Restricted Cash [Member] | Increase in basis points +75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	126
Interest rate risk [member] | Floating interest rate [member] | Restricted Cash [Member] | Decrease in basis points -75 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(126)
Interest rate risk [member] | Floating interest rate [member] | Restricted Cash [Member] | Increase in basis points +150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	253
Interest rate risk [member] | Floating interest rate [member] | Restricted Cash [Member] | Decrease in basis points -150 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	R$ (253)